UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22533

                         Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                       Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-368-5510

Date of fiscal year end:   October 31

Date of reporting period:   January 31, 2015

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

January 31, 2015

(Unaudited)

Shares	Description	Value (Note 1)
COMMON STOCKS & MLP INTERESTS—127.6%
	¢ ELECTRIC, GAS AND WATER—56.8%
330,000	DTE Energy Co.	$29,587,800
21,937,500	Duet Group (Australia)	42,695,910
441,000	Duke Energy Corp.	38,428,740
500,000	Integrys Energy Group, Inc.	40,550,000
5,792,000	National Grid plc (United Kingdom)	81,612,483
1,768,000	PPL Corp.	62,764,000
2,829,000	Scottish & Southern Energy plc (United Kingdom)	68,560,384
925,000	Southern Co.(1)	46,916,000
4,116,500	United Utilities Group plc (United Kingdom)	63,677,032
830,000	Westar Energy, Inc.	35,457,600

		510,249,949

	¢ OIL & GAS STORAGE AND TRANSPORTATION—40.8%
489,800	Access Midstream Partners LP	25,347,150
4,287,455	APA Group (Australia)	27,102,836
247,184	DCP Midstream Partners LP	9,276,816
688,861	Enbridge Energy Partners LP	27,113,569
536,346	Energy Transfer Partners LP	32,931,644
802,800	Enterprise Products Partners LP	27,648,432
280,500	Genesis Energy LP	12,154,065
1,431,854	Kinder Morgan, Inc.	58,777,607
350,000	Knot Offshore Partners LP (Marshall Islands)	7,441,000
326,500	MarkWest Energy Partners LP	19,240,645
146,716	NuStar Energy LP	8,961,413
502,465	Targa Resources Partners LP	22,636,048
353,834	TC Pipelines LP	24,092,557
387,020	Teekay LNG Partners LP (Marshall Islands)	14,420,365
384,919	Teekay Offshore Partners LP (Marshall Islands)	7,709,928
600,000	TransCanada Corp. (Canada)	26,697,096
339,600	Williams Partners LP	14,402,436

		365,953,607

	¢ TELECOMMUNICATIONS—30.0%
4,154,000	Frontier Communications Corp.	27,894,110
13,732,000	Singapore Telecommunications Ltd. (Singapore)	41,415,257
11,815,000	Spark New Zealand Ltd. (New Zealand)	28,366,728
12,055,000	Telstra Corp., Ltd. (Australia)	61,001,386
612,000	Verizon Communications, Inc.	27,974,520
16,008,004	Vodafone Group plc (United Kingdom)	56,541,103
3,222,200	Windstream Holdings, Inc.	25,616,490

		268,809,594

	Total Common Stocks & MLP Interests (Cost $918,336,548)	1,145,013,150

SHORT-TERM INVESTMENTS—0.9%
	¢ MONEY MARKET MUTUAL FUND—0.9%
8,266,747	Fidelity Institutional Money Market Portfolio I (Seven-day effective yield 0.110%)	8,266,747

	Total Short-term Investments (Cost $8,266,747)	8,266,747

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—128.5%
(Cost $926,603,295)		$1,153,279,897

The accompanying notes are an integral part of this financial statement.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

January 31, 2015

(Unaudited)

Contracts	Description	Value (Note 1)
	WRITTEN OPTIONS—(0.0%)
	¢ CALL OPTIONS—(0.0%)
3,000	Southern Co. Expiration 5/15/15	$(75,000)

	Total Written Options (Premiums received $114,289)	(75,000)

	TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—128.5%(2)
	(Cost $926,489,006)	1,153,204,897

	Borrowings—(29.0)%	(260,000,000)
	Other assets less other liabilities—0.5%	4,481,385

	NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$897,686,282

(1)	All or a portion segregated as collateral for written options.
(2)	All or a portion of the total investments after written options have been pledged as collateral for borrowings

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

January 31, 2015

(Unaudited)

SECTOR ALLOCATION *

Electric, Gas and Water	44%
Oil & Gas Storage and Transportation	32
Telecommunications	23
Other (includes short-term investments)	1
Total	100%

COUNTRY WEIGHTING *

United States	54%
United Kingdom	23
Australia	11
Singapore	4
Marshall Islands	3
New Zealand	3
Canada	2
Total	100%

CURRENCY EXPOSURE *

United States Dollar	57%
British Pound	23
Australian Dollar	11
Singapore Dollar	4
New Zealand Dollar	3
Canadian Dollar	2
Total	100%

*	Percentages are based on total investments before written options rather than net assets applicable to common stock and include securities pledged as collateral under the Fund’s credit agreement.

The accompanying notes are an integral part of this financial statement.

3

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

January 31, 2015

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2015:

Level 1
Common stocks & MLP interests	$1,145,013,150
Money market mutual fund	8,266,747
Written options	(75,000)

Total	$1,153,204,897

There were no Level 2 or Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at January 31, 2015.

Note 2. Federal Income Tax Information

At October 31, 2014, the Fund’s most recent fiscal tax year-end, the federal tax cost and aggregate gross unrealized appreciation (depreciation) were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Investments	$878,208,288	$310,393,073	($8,318,776)	$302,074,297

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to investments in MLPs.

Other information regarding the Fund is available on the Fund’s website at www.dpgfund.com or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date    3/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date    3/24/2015

By (Signature and Title)* /s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial Officer)

Date    3/24/2015